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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES                          VALUE
---------------------------------------------------------------------------------------------------
EQUITY - 97.5%
---------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                            99,039                        $1,162,716
GE International Equity Fund (Class Y)                    14,778                           347,568
GE Small-Cap Value Equity Fund (Class Y)                   7,738                           129,612
GE U.S. Equity Fund (Class Y)                             23,872                           714,982
                                                                                         2,354,878

SHORT-TERM INVESTMENTS - 2.4%
---------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.55%                                                     57,037                            57,037

TOTAL INVESTMENTS                                                                        2,411,915
 (COST $2,299,469)

OTHER ASSETS AND LIABILITIES - 0.1%                                                          2,633
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $2,414,548
                                                                                        ==========

GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                NUMBER OF
                                                                 SHARES                         VALUE
---------------------------------------------------------------------------------------------------------
EQUITY - 99.1%
---------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                    212,412                     $2,493,719
GE International Equity Fund (Class Y)                             76,583                      1,801,231
GE Small-Cap Value Equity Fund (Class Y)                           56,020                        938,338
GE U.S. Equity Fund (Class Y)                                      95,561                      2,862,038
                                                                                               8,095,326

SHORT-TERM INVESTMENTS - 0.9%
---------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.55%                                                              72,124                         72,124

TOTAL INVESTMENTS                                                                              8,167,450
 (COST $6,853,396)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%*                                                (2,230)
                                                                                              ----------
NET ASSETS - 100.0%                                                                           $8,165,220
                                                                                              ==========



* is less than 0.1%

GE LIFESTYLE AGGRESIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES                                 VALUE
-----------------------------------------------------------------------------------------------------------
EQUITY - 98.4%
-----------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                              165,326                            $ 1,940,925
GE International Equity Fund (Class Y)                      139,490                              3,280,813
GE Small-Cap Value Equity Fund (Class Y)                    143,759                              2,407,963
GE U.S. Equity Fund (Class Y)                               139,843                              4,188,298
                                                                                                11,817,999

SHORT-TERM INVESTMENTS - 1.6%
-----------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.55%                                                       188,891                                188,891

TOTAL INVESTMENTS                                                                               12,006,890
 (COST $9,895,104)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0% *                                                (1,116)
                                                                                               -----------
NET ASSETS - 100.0%                                                                            $12,005,774
                                                                                               ===========



* is less than 0.1%

GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------
EQUITY - 97.7%
------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                             132,639                               $1,557,181
GE International Equity Fund (Class A)                      20,018                                  465,822
GE Small-Cap Value Equity Fund (Class A)                    10,605                                  173,815
GE U.S. Equity Fund (Class A)                               31,875                                  958,485
                                                                                                  3,155,303

SHORT-TERM INVESTMENTS - 2.4%
------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.55%                                                       77,039                                   77,039

TOTAL INVESTMENTS                                                                                 3,232,342
 (COST $3,055,026)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                 (1,681)
                                                                                                 ----------
NET ASSETS - 100.0%                                                                              $3,230,661
                                                                                                 ==========

GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES                                     VALUE
--------------------------------------------------------------------------------------------------------------
EQUITY - 99.3%
--------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                              505,333                               $ 5,932,613
GE International Equity Fund (Class A)                      184,263                                 4,287,816
GE Small-Cap Value Equity Fund (Class A)                    136,330                                 2,234,445
GE U.S. Equity Fund (Class A)                               226,638                                 6,814,995
                                                                                                   19,269,869

SHORT-TERM INVESTMENTS - 0.9%
--------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.55%                                                       175,105                                   175,105

TOTAL INVESTMENTS                                                                                  19,444,974
 (COST $16,499,586)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                  (47,725)
                                                                                                  -----------
NET ASSETS - 100.0%                                                                               $19,397,249
                                                                                                  ===========

GE LIFESTYLE AGGRESIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                           NUMBER OF
                                                           SHARES                                VALUE
----------------------------------------------------------------------------------------------------------
EQUITY - 98.3%
----------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                              132,733                            $1,558,290
GE International Equity Fund (Class A)                      113,176                             2,633,597
GE Small-Cap Value Equity Fund (Class A)                    117,944                             1,933,099
GE U.S. Equity Fund (Class A)                               111,827                             3,362,642
                                                                                                9,487,628

SHORT-TERM INVESTMENTS - 1.7%
----------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.55%                                                       163,384                               163,384

TOTAL INVESTMENTS                                                                               9,651,012
 (COST $7,936,027)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%*                                                (3,530)
                                                                                               ----------
NET ASSETS - 100.0%                                                                            $9,647,482
                                                                                               ==========



* is less than 0.1%


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  August 22, 2007